Note 11 - Exploration Costs (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Exploration Costs Expensed Disclosure [Table Text Block]
	2016	2015	2014
United States	$1,366	$3,486	$7,031
Mongolia	372	1,488	1,672
Other	117	165	316
	$1,855	$5,139	$9,019